Condensed Financial Information of the Company - Consolidated Statement of Comprehensive loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenues	¥ 806,877	$ 110,541	¥ 669,503	¥ 884,066
Cost of revenues	(261,682)	(35,850)	(231,940)	(252,561)
Gross profit	545,195	74,691	437,563	631,505
Operating expenses
Research and development	(243,391)	(33,344)	(178,207)	(180,957)
General and administrative	(244,385)	(33,481)	(229,549)	(214,337)
Impairment of goodwill	(152,890)	(20,946)
Interest income, net	44,422	6,086	60,978	35,710
Foreign exchange gains/(losses), net	(21,726)	(2,976)	(11,421)	(95,434)
Other expense , net	52,059	7,132	96,765	101,265
Loss before taxes	(554,328)	(75,942)	(637,650)	(545,780)
Income tax expenses	(47,258)	(6,474)	43,781	25,089
Net loss	(617,557)	(84,604)	(602,898)	(513,475)
Other comprehensive (loss) income, net of tax of nil
Unrealized (losses)/gains on available-for-sale securities, net	2,642	362	(43,494)	(8,269)
Foreign currency translation adjustments	49,045	6,719	45,769	271,640
Total comprehensive loss attributable to Cheetah Mobile Inc.	(563,988)	(77,265)	(599,992)	(247,789)
Parent Company [Member]
Operating expenses
General and administrative	(21,131)	(2,895)	(14,013)	(23,615)
Total operating expenses	(21,131)	(2,895)	(14,013)	(23,615)
Equity in loss of subsidiaries	(541,389)	(74,169)	(293,917)	(471,710)
Interest income, net	6,798	931	5,420	3,211
Foreign exchange gains/(losses), net	(553)	(76)	658	280
Other expense , net	(69,164)	(9,475)	(329,592)	(25,441)
Loss before taxes	(625,439)	(85,684)	(631,444)	(517,275)
Income tax expenses	7,882	1,080	28,546	3,800
Net loss	(617,557)	(84,604)	(602,898)	(513,475)
Other comprehensive (loss) income, net of tax of nil
Unrealized (losses)/gains on available-for-sale securities, net	2,642	362	(43,494)	(8,269)
Foreign currency translation adjustments	50,927	6,977	46,400	273,955
Other comprehensive income	53,569	7,339	2,906	265,686
Total comprehensive loss attributable to Cheetah Mobile Inc.	¥ (563,988)	$ (77,265)	¥ (599,992)	¥ (247,789)